Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following at:

	September 30, 2019	December 31, 2018
Finished goods	$35,165	$46,261
Consigned inventory	—	135,635
Parts and components	419,214	149,253

	454,379	331,149
Less: excess and obsolete inventory reserves	—	(24,000)
Less: consigned inventory reserves	—	(51,000)

Inventories, net	$454,379	$256,149

Inventories consist of the following at December 31:

	2018	2017
Finished goods	$146,640	$122,000
Consigned inventory	135,635	97,980
Parts and components	48,874	23,530

	331,149	243,510

Less: excess and obsolete inventory reserves	(24,000)	(23,739)
Less: consigned inventory reserves	(51,000)	(18,616)

Inventories, net	$256,149	$201,155